Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Operating Activities
Net income (loss)	$ (531,945)	$ 704,296	$ 2,015,340
Adjustments for non-cash items:
Current income tax expense (recovery)		(309,024)	2,751,000
Deferred income tax expense (recovery)	(11,000)	13,000	(1,001,000)
Depreciation		1,079	1,670
Finance costs			6,786
Finance income	(198,406)	(189,154)
Foreign exchange gain	(30,500)	(1,225,704)	(507,302)
Gain on sale of investments		(14,635)	(93,693)
Gain on sale of exploration and evaluation assets			(5,871,719)
Other expenses		289,136
Share-based payments	317,283	294,432	565,250
Net cash used in operating activities before non-cash working capital	(461,568)	(436,574)	(2,133,668)
Net change in non-cash working capital	(3,197,331)	76,312	(113,747)
Net cash used in operating activities	(3,658,899)	(360,262)	(2,247,415)
Investing Activities
Expenditures on exploration and evaluation assets	(43,192)	(45,879)	(265,059)
Proceeds on sale of mineral property			20,184,056
Proceeds on sale of investments		27,488	109,562
Increase in investments	(2,658,284)
Decrease in term deposits	9,656,320	(5,961,905)	(3,694,415)
Decrease in reclamation bond			83,277
Net cash used in investing activities	6,954,844	(5,980,296)	16,417,421
Financing Activities
Issuance (repurchase) of shares for cash, net	(936,119)	(780,188)	96,760
Effect of exchange rate fluctuations on cash and cash equivalents	20,151	1,108,197	(180)
Change in cash and equivalents	2,379,977	(6,012,549)	14,266,586
Cash and cash equivalents, beginning of year	8,308,884	14,321,433	54,847
Cash and cash equivalents, end of year	10,688,861	8,308,884	14,321,433
Cash and cash equivalents consists of:
Cash	804,520	4,592,134	5,722,848
Term deposits maturing in less than 90 days	9,884,341	3,716,750	8,598,585
Total cash and cash equivalents	$ 10,688,861	$ 8,308,884	$ 14,321,433